Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Derivative Financial Instruments

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2021	12.31.2020
Cash flow hedge designated as hedge accounting					(1.1)	7.1
Payroll expenses settled in Brazilian Reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.32.	—	2021	—	7.1
		Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.52.	120.3	2022	(1.1)	—

Fair value hedge designated as hedge accounting					0.1	2.1

Project development	Interest rate	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.	13.9	2023	0.1	0.8
Export Financing	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	—	2023	—	(0.1)
Export Financing	Exchange rate and interest rate	Interest rate and cross-currency swap	—	2021	—	1.4

Others derivatives not designated as hedge accounting					(4.8)	(9.5)

Acquisition of property, plant and equipment	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	1.8	2024	(0.1)	(0.1)
Export	Exchange rate	Non-Deliverable Forwards to exchanges Euro currency debt to US Dollars currency.	—	2021	—	0.3
Export	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	100.0	2027	(4.7)	(9.7)

					(5.8)	(0.3)

Summary of Fair Value of Derivative Financial Instruments
On December 31, 2021 and 2020, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2021	12.31.2020
Assets
Current portion	0.1	8.3
Non-current	—	1.3
Liabilities
Current portion	(2.9)	(1.2)
Non-current	(3.0)	(8.7)

Net derivative financial instruments	(5.8)	(0.3)